Notes Payable and Convertible Notes Payable (Details) - Convertible Debt - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 1,275,000	$ 1,380,000	$ 310,000
Less: Discount	(982,098)	(1,295,527)	(57,644)
Convertible Notes Payable,	292,902	84,473	252,356
Total - Convertible Notes Payable, Net of Discounts, Current Portion	0	43,401	252,356
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	292,902	41,072	0
Related Party Notes [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	75,000	68,750
Less: Discount	(57,322)	(65,918)
Convertible Notes Payable,	17,678	2,832
Total - Convertible Notes Payable, Net of Discounts, Current Portion	0	2,832
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	17,678	0
Convertible Debt [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	31,250
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	37,500
Convertible Debt [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	75,000	0
Convertible Debt [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	550,000	0
Convertible Debt [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	55,000	0
Convertible Debt [Member] | YA II PN Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	750,000	750,000	0
Convertible Debt [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	25,000	25,000	$ 0
Convertible Debt [Member] | YA II PN Note #2 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 500,000	$ 0